Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000142758
Shareholder Report [Line Items]
Fund Name	LSV Global Managed Volatility Fund
Class Name	Institutional Class Shares
Trading Symbol	LSVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the LSV Global Managed Volatility Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/global-managed-volatility-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/global-managed-volatility-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Global Managed Volatility Fund, Institutional Class Shares	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LSV Global Managed Volatility Fund, Institutional Class Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†
Oct/15	$100,000	$100,000
Oct/16	$105,226	$102,048
Oct/17	$122,369	$125,726
Oct/18	$125,473	$125,075
Oct/19	$135,371	$140,824
Oct/20	$118,583	$147,707
Oct/21	$154,052	$202,769
Oct/22	$145,048	$162,302
Oct/23	$153,139	$179,346
Oct/24	$191,376	$238,155
Oct/25	$220,090	$292,080

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
LSV Global Managed Volatility Fund, Institutional Class Shares	15.00%	13.17%	8.21%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 10,240,000
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	10.9%
Repurchase Agreement	0.4%
Sweden	1.5%
Canada	1.6%
Thailand	1.7%
Singapore	1.8%
Switzerland	2.0%
Spain	2.5%
South Korea	2.8%
China	2.9%
France	3.0%
United Kingdom	4.3%
Japan	7.6%
United States	55.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems	2.3%
Johnson & Johnson	2.2%
Bank of New York Mellon	1.6%
Cognizant Technology Solutions, Cl A	1.6%
Bristol-Myers Squibb	1.5%
Amdocs	1.5%
Gilead Sciences	1.4%
Alphabet, Cl A	1.4%
Novartis	1.3%
Magyar Telekom Telecommunications ADR	1.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/global-managed-volatility-fund/
C000142759
Shareholder Report [Line Items]
Fund Name	LSV Global Managed Volatility Fund
Class Name	Investor Class Shares
Trading Symbol	LVAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the LSV Global Managed Volatility Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/global-managed-volatility-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/global-managed-volatility-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Global Managed Volatility Fund, Investor Class Shares	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LSV Global Managed Volatility Fund, Investor Class Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†
Oct/15	$10,000	$10,000
Oct/16	$10,496	$10,205
Oct/17	$12,177	$12,573
Oct/18	$12,453	$12,508
Oct/19	$13,398	$14,082
Oct/20	$11,710	$14,771
Oct/21	$15,185	$20,277
Oct/22	$14,253	$16,230
Oct/23	$15,009	$17,935
Oct/24	$18,713	$23,816
Oct/25	$21,472	$29,208

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
LSV Global Managed Volatility Fund, Investor Class Shares	14.74%	12.89%	7.94%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 10,240,000
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	10.9%
Repurchase Agreement	0.4%
Sweden	1.5%
Canada	1.6%
Thailand	1.7%
Singapore	1.8%
Switzerland	2.0%
Spain	2.5%
South Korea	2.8%
China	2.9%
France	3.0%
United Kingdom	4.3%
Japan	7.6%
United States	55.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems	2.3%
Johnson & Johnson	2.2%
Bank of New York Mellon	1.6%
Cognizant Technology Solutions, Cl A	1.6%
Bristol-Myers Squibb	1.5%
Amdocs	1.5%
Gilead Sciences	1.4%
Alphabet, Cl A	1.4%
Novartis	1.3%
Magyar Telekom Telecommunications ADR	1.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/global-managed-volatility-fund/